Cash Generated From Operations (Tables)	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Disclosure of Cash Generated From Operations

	US Dollars
Figures in millions	2018	2017	2016

Profit (loss) before taxation	278	(63)	269
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	3	(10)	(19)
Amortisation of tangible assets (note 4)	625	817	789
Finance costs and unwinding of obligations (note 7)	178	169	180
Environmental, rehabilitation and other expenditure	(35)	(30)	(13)
Special items	106	394	44
Amortisation of intangible assets (notes 4 and 15)	5	6	20
Fair value adjustments	3	—	(9)
Interest received	(17)	(15)	(22)
Share of associates and joint ventures’ (profit) loss (note 8)	(122)	(22)	(11)
Exchange loss on foreign currency reserve release	—	—	60
Other non-cash movements	39	61	90
Movements in working capital	(131)	(156)	(76)
	932	1,151	1,302
Movements in working capital:
(Increase) decrease in inventories	(9)	(67)	(48)
(Increase) decrease in trade, other receivables and other assets	(72)	(86)	(131)
Increase (decrease) in trade, other payables and deferred income	(50)	(3)	103
	(131)	(156)	(76)